Notes to the Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2024
Notes to the Statements of Cash Flows [Abstract]
Schedule of Changes in Liabilities Arising from Financing Activities	Changes in liabilities arising from financing activities
2024	Lease
liabilities
US$

At January 1, 2024	606,061
Changes from financing cash flows	(721,892)
Interest paid classified as operating cash flows	(23,700)

Non-cash transactions:
Remeasurement of lease modifications	866,795
Finance costs accrued	23,700
Exchange realignment	(15,414)
At December 31, 2024	735,550

2023		Lease
	Loan notes	liabilities
	US$	US$
At January 1, 2023	8,745,192	785,687
Changes from financing cash flows	(27,720,827)	(730,908)
Interest paid classified as operating cash flows	-	(48,363)
Non-cash transactions:
New leases and remeasurement of lease modifications	-	549,622
Finance costs accrued	18,975,635	48,363
Exchange realignment	-	1,660
At December 31, 2023	-	606,061

2022		Convertible		Lease
	Loan notes	loans	Bridge loan	Liabilities
	US$	US$	US$	US$
At January 1, 2022	-	4,294,265	12,274,215	486,678
Changes from financing cash flows	22,397,271	12,656,069	610,000	(873,308)
Interest paid classified as operating cash flows	-	-	-	(42,130)
Non-cash transactions:
Finance costs accrued	786,058	2,894,050	4,074,175	42,130
New leases	-	-	-	1,237,069
Remeasurement on lease modifications	-	-	-	(64,390)
Recognition of warrant liabilities	(11,642,006)	-	-	-
Initial recognition of derivative financial instruments	(2,796,131)	(10,024,014)	(842,181)	-
Derecognition of derivative financial instruments	-	735,688	3,229,291	-
Issuance of convertible loan for settlement of bridge loan	-	18,960,000	(18,960,000)	-
Conversion to Preference Shares	-	(29,381,027)	-	-
Other non-cash transactions	-	(135,031)	(385,500)	-
Exchange realignment	-	-	-	(362)
At December 31, 2022	8,745,192	-	-	785,687

Schedule of Cash Outflow for Leases included in the Statements of Cash Flows

The total cash outflow for leases included in the statements of cash flows is as follows:

	2024	2023	2022
	US$	US$	US$
Within operating activities	34,826	91,294	199,394
Within financing activities	721,892	730,908	873,308
	756,718	822,202	1,072,702